Financial instruments by category - Schedule of changes during the period in measuring level 3 fair values (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments by Category
Opening balance	R$ 614,120	R$ 625,277
Interest payment	65,855	8,096	R$ 603
Cash payment	0	4,100
Closing balance	436,600	614,120	R$ 625,277
Phidelis
Financial Instruments by Category
Opening balance	12,763
Closing balance	7,054	12,763
Level 3 of fair value hierarchy [member]
Financial Instruments by Category
Opening balance	26,203
Interest payment	497
Cash payment	(19,646)
Closing balance	7,054	26,203
Level 3 of fair value hierarchy [member] | Sociedade Educacional da Lagoa Ltda (“SEL”)
Financial Instruments by Category
Opening balance	17,920
Interest payment	153
Cash payment	(18,073)
Closing balance	0	17,920
Level 3 of fair value hierarchy [member] | Phidelis
Financial Instruments by Category
Opening balance	8,283
Interest payment	344
Cash payment	(1,573)
Closing balance	R$ 7,054	R$ 8,283